VARIABLE INTEREST ENTITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
VARIABLE INTEREST ENTITIES
Schedule of financial information of VIE subsidiaries included in consolidated financial statements with intercompany balances and transactions eliminated

Summary financial information of the VIE subsidiaries included in the accompanying consolidated financial statements with intercompany balances and transactions eliminated are as follows:

	December 31, 2019	June 30, 2020	June 30, 2020
	RMB	RMB	US$
			(Note 3)
Total assets	150,615,709	52,566,963	7,440,371
Total liabilities	423,900,573	305,203,132	43,198,700

	Six months ended June 30,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Net revenues	100,193	227,219	32,161
Net loss	(18,808,288)	(31,563,605)	(4,467,538)

Summary financial information of the VIE subsidiaries included in the accompanying consolidated financial statements with intercompany balances and transactions eliminated are as follows:

	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	US$
			(Note 3)
Total assets	80,531,978	150,615,709	21,634,593
Total liabilities	335,980,249	423,900,573	60,889,508

	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				(Note 3)
Net revenues	19,995,118	16,567,372	182,119	26,160
Net loss	(71,839,112)	(49,024,050)	(51,667,515)	(7,421,574)